UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	10 /31
Date of reporting period:	1/31/10

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q Form will be filed for this series, as appropriate.

DREYFUS PREMIER INVESTMENT FUNDS, INC.

- DREYFUS DIVERSIFIED GLOBAL FUND
- DREYFUS DIVERSIFIED INTERNATIONAL FUND
- DREYFUS DIVERSIFIED LARGE CAP FUND
- DREYFUS EMERGING ASIA FUND
- DREYFUS GREATER CHINA FUND
- DREYFUS SATELLITE ALPHA FUND

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Diversified Global Fund
January 31, 2010 (Unaudited)

Other Investment--94.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Global Equity Income Fund,
Cl. I	10,721 a	94,346
Dreyfus Global Sustainability
Fund, Cl. I	6,381 a	91,699
Dreyfus Worldwide Growth Fund, Cl.
I	3,910 a	140,391
Global Stock Fund, Cl. I	11,469 a	139,921

Total Investments (cost $455,646)	94.6%	466,357
Cash and Receivables (Net)	5.4%	26,536
Net Assets	100.0%	492,893

a Investment in affiliated mutual fund.

At January 31, 2010, the aggregate cost of investment securities for income tax purposes was $455,646.
Net unrealized appreciation on investments was $10,711 of which $12,829 related to appreciated investment securities and $2,118 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	466,357	-	-	466,357

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended January 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Diversified International Fund
January 31, 2010 (Unaudited)

Other Investment--99.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Emerging Asia, Cl. I	505,184 a,b	5,491,353
Dreyfus Emerging Markets, Cl. I	1,028,267 a	11,506,309
Dreyfus Newton International
Equity Fund, Cl. I	2,755,036 a	43,667,318
Dreyfus International
Equity Fund, Cl. I	2,214,866 a	55,726,039
Dreyfus International
Value Fund, Cl. I	5,207,823 a	57,598,523
Emerging Markets Opportunity Fund,
Cl. I	614,130 a	5,914,075
International Stock Fund, Cl. I	3,867,650 a	45,638,268

Total Investments (cost $209,330,594)	99.3%	225,541,885
Cash and Receivables (Net)	.7%	1,604,571
Net Assets	100.0%	227,146,456

a	Non-income producing security.
b	Investment in affiliated mutual fund.

At January 31, 2010, the aggregate cost of investment securities for income tax purposes was $209,330,594.

Net unrealized appreciation on investments was $16,211,291 of which $17,366,849 related to appreciated investment securities and $1,155,558 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	225,541,885	-	-	225,541,885

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended January 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Diversified Large Cap Fund
January 31, 2010 (Unaudited)

Other Investment--97.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Appreciation Fund	9,486 a	308,108
Dreyfus Research Growth Fund, Cl.
Z	84,019 a	601,577
Dreyfus Strategic Value Fund, Cl.
I	24,926 a	599,960
Dreyfus U.S. Equity Fund, Cl. I	27,325 a	319,435

Total Investments (cost $1,871,529)	97.6%	1,829,080
Cash and Receivables (Net)	2.4%	44,420
Net Assets	100.0%	1,873,500

a Investment in affiliated mutual fund.

At January 31, 2010, the aggregate cost of investment securities for income tax purposes was $1,871,529.
Net unrealized depreciation on investments was $42,449 of which $1,674 related to appreciated investment securities and $44,123 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	1,829,080	-	-	1,829,080

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended January 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Asia Fund
January 31, 2010 (Unaudited)

Common Stocks--100.2%	Shares	Value ($)
China--22.7%
Airmedia Group, ADR	135,060 a	1,048,065
American Dairy	49,600 a	1,148,240
AviChina Industry & Technology, Cl. H	3,300,000 a	1,465,471
Beijing Capital Land, Cl. H	3,428,000	1,188,228
Bengang Steel Plates, Cl. B	2,321,024	1,107,459
Chongqing Machinery & Electric, Cl. H	10,856,000 a	2,478,475
Hollysys Automation Technologies	261,554 a	3,007,871
Hunan Non-Ferrous Metal, Cl. H	7,294,000 a	2,858,683
Mindray Medical International, ADR	48,900	1,705,143
Shanghai Friendship Group, Cl. B	2,040,801	3,179,224
Shanghai Jin Jiang International Hotels Group, Cl. H	3,222,000	964,557
Shenji Group Kunming Machine Tool, Cl. H	1,458,000	1,261,337
Suntech Power Holdings, ADR	313,000 a	4,228,630
Visionchina Media, ADR	231,700 a	2,013,473
		27,654,856
Hong Kong--21.7%
Alibaba.com	700,000 a	1,573,582
China Minsheng Bank, Cl. H	2,094,000 a	2,090,238
CIMC Enric Holdings	1,296,000 a	861,086
Coslight Technology International Group	2,272,000	3,026,624
Daphne International Holdings	5,242,000	3,964,895
Lifestyle International Holdings	1,100,500	1,801,108
Orient Overseas International	266,500	1,813,037
Samling Global	13,946,000	1,195,698
Shui On Construction and Materials	1,690,000	2,163,120
SRE Group	24,694,000	2,208,309
Sunny Optical Technology Group	12,252,000	2,170,559
Trinity	1,250,000	583,731
Zhuzhou CSR Times Electric, Cl. H	1,650,000	3,014,783
		26,466,770
India--36.5%

Ansal Properties & Infrastructure	847,000	1,207,226
Balrampur Chini Mills	1,160,000	3,024,383
Brushman India, GDR	300,000 a	87,000
Country Club India	2,426,353	880,199
Dewan Housing (Warrants 10/24/12)	667,356 b,c	2,828,459
Engineers India	146,500	6,740,303
Hero Honda Motors	90,000	3,025,607
Hinduja Ventures	170,113	1,130,514
IFCI	3,800,000	4,226,690
Ispat Industries	9,050,000	3,817,837
J. Kumar Infraprojects	240,000	948,423
Jai Balaji Industries (Warrants 3/19/13)	375,000 a,c	1,927,519
K.S. Oils	1,000,000	1,522,670
PVP Ventures	1,500,000	699,685
Reliance Infrastructure	81,500	1,819,162
Suzlon Energy	2,010,000	3,279,092
Tata Motors	270,000	4,041,783
Unitech	1,920,000	3,059,330
XL Telecom & Energy	322,700	232,499
		44,498,381
Indonesia--3.7%
Bumi Resources	13,439,500	3,535,006
Timah	4,000,000	946,772
		4,481,778
Malaysia--4.1%
KNM Group	16,000,000	3,418,954
Media Prima	89,671	0
Media Prima	3,138,500	1,615,932
		5,034,886
Singapore--1.9%
Golden Agri-Resources	6,208,936	2,275,116
Golden Agri-Resources (Warrants 7/23/12)	81,654 a	7,548
		2,282,664
South Korea--2.7%
CJ O Shopping	60,079	3,295,682
Sri Lanka--1.0%
John Keells Holdings (Warrants 1/20/15)	800,000 c	1,224,989

Thailand--1.4%
Charoen Pokphand Foods	5,000,000	1,721,082
Vietnam--4.5%
Kinh Bac City Development Share Holding (Warrants 5/5/14)	500,000 a,c	1,562,350
Petrovietnam Drilling and Well Services (Warrants
1/11/17)	266,333 a,c	832,211
Petrovietnam Fertilizer & Chemical (Warrants 6/18/18)	360,000 a,c	605,113
Petrovietnam General Services (Warrants 4/1/10)	130,000 a,c	144,975
Pha Lai Thermal Power (Warrants 1/17/12)	927,580 a,b,c	934,481
Saigon Securities (Warrants 1/17/12)	257,430 b,c	1,144,176
Vietnam Dairy Products (Warrants 1/20/15)	60,000 c	250,514
		5,473,820
Total Common Stocks
(cost $115,300,133)		122,134,908

Other Investment--.6%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $700,000)	700,000 [d]	700,000
Total Investments (cost $116,000,133)	100.8%	122,834,908
Liabilities, Less Cash and Receivables	(.8%)	(975,740)
Net Assets	100.0%	121,859,168

ADR - American Depository Receipts
GDR - Global Depository Receipts

a	Non-income producing security.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, these securities amounted to $4,907,116 or 4.0% of net assets.
c	The value of this security has been determined in good faith under the direction of the Board of Directors.
d	Investment in affiliated money market mutual fund.

At January 31, 2010, the aggregate cost of investment securities for income tax purposes was $116,000,133. Net unrealized appreciation on investments was $6,834,775 of which $15,201,905 related to appreciated investment securities and $8,367,130 related to depreciated investment securities.

100-468-68

At January 31, 2010, the fund held the following forward foreign currency exchange contracts:

				Unrealized
	Foreign			Appreciation
Forward Foreign Currency	Currency			(Depreciation)
Exchange Contracts	Amounts	Cost ($)	Value ($)	at 1/31/2010 ($)
Purchase
Hong Kong Dollar,
Expiring 2/1/2010	7,150,000	920,917	920,923	6

Sale		Proceeds ($)
Thai Bhat
Expiring 2/1/2010	11,500,000	341,449	346,438	(4,989)

Gross Unrealized Appreciation				6
Gross Unrealized Depreciation				(4,989)

100-468-68

100-468-68 1-31-2010

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	13,158,970	108,975,938	-	122,134,908
Mutual Funds	700,000	-	-	700,000
Other Financial Instruments++	-	6	-	6
Liabilities ($)	-	-	-	-
Other Financial Instruments++	-	(4,989)		(4,989)

+ See Statement of Investments for country classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of

Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Greater China Fund
January 31, 2010 (Unaudited)

Common Stocks--101.0%	Shares	Value ($)
China--58.2%
American Dairy	650,646 a	15,062,455
AviChina Industry & Technology, Cl. H	104,026,000 a	46,196,102
Beijing Capital Land, Cl. H	68,334,000	23,686,225
Bengang Steel Plates, Cl. B	48,000,855	22,903,240
China Automation Group	44,674,000	30,181,156
China Communications Services, Cl. H	24,078,000	12,195,512
China International Marine Containers, Cl. B	5,032,790	6,925,379
China Merchants Property Development, Cl. B	8,378,941	17,162,037
China National Materials, Cl. H	47,256,000	28,572,538
China Oilfield Services, Cl. H	28,012,000	33,157,237
China XD Electric, Cl. A (Warrants 5/5/14)	6,508,000 a	7,454,914
ChinaSoft International	36,000,000 a	4,808,513
Chongqing Changan Automobile, Cl. B	11,160,609	8,868,853
Chongqing Machinery & Electric, Cl. H	59,924,000 a	13,680,926
Citic Securities, Cl. A (Warrants 4/21/10)	6,618,666 a	27,417,824
CSG Holding, Cl. B	16,135,248	17,287,000
Dalian Refrigeration, Cl. B	16,033,167	11,831,326
Focus Media Holding, ADR	400,000 a	5,368,000
Henan Pinggao Electric, Cl. A (Warrants 5/5/14)	6,871,873 a	16,256,790
Hollysys Automation Technologies	200,073 a	2,300,840
Hunan Non-Ferrous Metal, Cl. H	81,474,000 a	31,931,501
Inner Mongolia Yitai Coal, Cl. B	1,950,271	16,099,269
LDK Solar, ADR	3,295,000 a	20,527,850
Lianhua Supermarket Holdings, Cl. H	9,972,000	25,835,789
Maanshan Iron and Steel, Cl. H	26,736,000 a	15,996,063
Mindray Medical International, ADR	140,000	4,881,800
Shanghai Forte Land, Cl. H	31,216,000	8,296,918
Shanghai Friendship Group, Cl. B	22,700,801	35,364,025
Shanghai Jin Jiang International Hotels Group, Cl. H	38,592,000	11,553,125
Sina	864,545 a	31,261,947
Spreadtrum Communications, ADR	2,548,415 a,b	16,131,467

Suntech Power Holdings, ADR	2,847,511 a	38,469,874
Visionchina Media, ADR	1,000,000 a	8,690,000
Xinjiang Xinxin Mining Industry, Cl. H	38,068,000	19,090,167
		635,446,662
Hong Kong--30.9%
Alibaba.com	5,126,000	11,523,118
China Agri-Industries Holdings	20,772,000	28,175,177
China Everbright	9,384,000	21,989,542
China Foods	20,720,000	17,651,514
China Minsheng Bank, Cl. H	28,307,000 a	28,256,139
China Mobile (Warrants 8/9/10)	640,000,000	4,121,613
China Travel International Investment Hong Kong	47,746,000	11,770,655
CIMC Enric Holdings	13,812,000 a	9,176,949
Digital China Holdings	12,157,000	19,218,282
Dynasty Fine Wines Group	55,507,000	16,027,959
Esprit Holdings	907,000	6,359,784
Franshion Properties China	35,984,000	11,803,759
HSBC Holdings (Warrants 1/28/10)	36,000,000 a	5,146,865
Ju Teng International Holdings	9,656,000	8,230,149
Lifestyle International Holdings	14,353,500	23,491,319
LK Technology Holdings	61,742,500 b	15,840,739
Longfor Properties	3,000,000	2,933,903
Shimao Property Holdings	16,547,000	25,298,454
Sinotruk Hong Kong	10,429,500	12,114,951
TCC International Holdings	30,684,000 a	11,851,652
Truly International Holdings	1,384,000	1,648,535
Vtech Holdings	825,000	8,137,199
Zhuzhou CSR Times Electric, Cl. H	19,964,000	36,477,049
		337,245,306
Taiwan--11.9%
Coretronic	8,774,000	12,417,241
D-Link	11,676,000	12,267,422
Epistar	5,764,000	18,400,415
Evergreen Marine	9,500,000 a	5,473,881
Gemtek Technology	1,633,500	2,763,652
KGI Securities	36,582,000	17,149,383
Pixart Imaging	1,723,090	10,859,175

Shin Kong Financial Holding	73,194,693 a	27,700,789
Wistron	12,000,000	22,520,792
		129,552,750

Total Investments (cost $1,012,478,091)	101.0%	1,102,244,718
Liabilities, Less Cash and Receivables	(1.0%)	(11,228,191)
Net Assets	100.0%	1,091,016,527

ADR - American Depository Receipts
a	Non-income producing security.
b	Investment in non-controlled affiliates (cost $33,417,607)

At January 31, 2010, the aggregate cost of investment securities for income tax purposes was $1,012,478,091.

Net unrealized appreciation on investments was $89,766,627 of which $188,996,282 related to appreciated investment securities and $99,229,655 related to depreciated investment securities.

At January 31, 2010, the fund held the following forward foreign currency exchange contracts:

	Foreign			Unrealized
Forward Foreign Currency	Currency			(Depreciation )
Exchange Contracts	Amounts	Proceeds($)	Value ($)	at 1/31/2010 ($)
Sells:
Hong Kong Dollar,
Expiring 2/1/2010	15,000,000	1,928,863	1,932,006	(3,143)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	203,092,239	899,152,479	-	1,102,244,718
Other Financial Instruments++	-	-	-	-
Liabilities ($)
Other Financial Instruments++	-	(3,143)	-	(3,143)

+ See Statement of Investments for country classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Satellite Alpha Fund
January 31, 2010 (Unaudited)

Other Investment--120.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	1,693 a	22,376
Emerging Markets
Opportunity Fund, Cl. I	4,596 a	44,263
Dreyfus Global Absolute Return
Fund, Cl. I	11,200 a,b	134,295
Dreyfus Global Real Estate
Securities Fund, Cl. I	11,451 a	69,852
Dreyfus Inflation Adjusted
Securities Fund	5,359 a	67,520
Dreyfus International Bond Fund,
Cl. I	4,224 a	67,372
Dreyfus Natural Resources Fund,
Cl. I	2,088 a,b	45,477

Total Investments (cost $440,770)	120.4%	451,155
Liabilities, Less Cash and Receivables	(20.4%)	(76,511)
Net Assets	100.0%	374,644

a	Investment in affiliated mutual fund.
b	Non-income producing security.

At January 31, 2010, the aggregate cost of investment securities for income tax purposes was $440,770.

Net unrealized appreciation on investments was $10,385 of which $10,385 related to appreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	451,155	-	-	451,155

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended January 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	March 23, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 23, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)